Loans and Advances to Banks - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of loans and advances to banks [line items]
Short-term deposits with central banks	€ 4,032	€ 2,880
Loans to banks	28,815	28,864
Loans and advances to banks	28,811	28,858	€ 29,988
Risk management [member]
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	0
Non-subordinate receivables [member]
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	28,768	28,790
Subordinated receivables [member]
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	43	68
Receivables related to securities in reverse repurchase transactions [member]
Disclosure of loans and advances to banks [line items]
Loans to banks	4,637	2,992
Receivables related to finance lease contracts [member]
Disclosure of loans and advances to banks [line items]
Loans to banks	€ 65	€ 88